Current and deferred income tax and uncertain tax positions (Tables)	12 Months Ended
Dec. 31, 2025
Current And Deferred Income Tax And Uncertain Tax Positions
Schedule of reconciliation of income tax (expense) benefit

	2025	2024	2023
Income (loss) before income tax	331,749	(71,851)	(296,084)
Luxembourg statutory income tax rate (i)	23.87%	24.94%	24.94%

Expected income tax benefit (expense) at statutory rate	(79,188)	17,920	73,843
Tax effects of translation of non-monetary assets/liabilities to functional currency	53,683	(1,323)	13,686
Uncertain income tax treatment (ii)	23,221	(94,764)	(5,194)
Special mining levy and special mining tax	(22,133)	(7,868)	(5,366)
Difference in tax rate of subsidiaries outside Luxembourg	(23,480)	12,591	24,665
Unrecognized deferred tax on net operating losses(iii)	(48,226)	(25,515)	(52,091)
Other tax differences	(12,482)	(16,597)	(45,269)
Income tax (expense) benefit	(108,605)	(115,556)	4,274

Current	(106,415)	(205,674)	(80,935)
Deferred	(2,190)	90,118	85,209
Income tax (expense) benefit	(108,605)	(115,556)	4,274

(i) On December 11, 2024, the Luxembourg Parliament approved a reduction in the aggregate corporate income tax rate from 24.94% to 23.87%, effective January 1, 2025. As NEXA’s standalone net operating losses do not meet the recognition criteria, no deferred tax assets were recognized. Therefore, the tax rate reduction has no impact on the consolidated interim income statement.

(ii) Primarily related to income tax provision of Cerro Lindo Stability Agreement for the years 2014 to 2021. For further details, please refer to note 11 (d).

(iii) As of December 31, 2025, the Company did not record deferred tax assets on USD 188,087 net operating losses (2024: USD 93,385) after an assessment made by management considering the future recoverability of these net operating losses. As of December 31, 2025, the Company has an accumulated amount of USD 1,166,839 not recognized as deferred taxes on net operating losses. From the total amount of unused tax losses, USD 106 have an expiration limit of 5 years, USD 884,617 of 17 years, USD 14,907 of 20 years, and USD 267,209 can be carried forward indefinitely.

Schedule of changes on deferred tax income tax assets and liabilities

	2025	2024	2023
Balance at the beginning of the year	104,352	68,667	(24,886)
Effect on income (loss) for the year	(2,190)	90,118	85,209
Effect on other comprehensive income – fair value adjustment	110	535	198
Effect on other comprehensive loss – hedge accounting	1,349	981	(1,269)
Effects of consolidation of acquired subsidiary – note 4(iii)	1,997	-	-
Effect on other comprehensive income (loss) – translation effect included in cumulative translation adjustment	23,730	(50,565)	9,415
Others	-	(5,384)	-
Balance at the end of year	129,348	104,352	68,667

Schedule of analysis of deferred income tax assets and liabilities

	2025	2024
Tax credits on net operating losses	320,929	242,278

Tax credits on temporary differences
Asset retirement obligations	25,556	22,498
Foreign exchange gains	22,159	14,222
Inventory provisions	15,268	10,903
Environmental liabilities	12,108	10,847
Tax, labor and civil provisions	11,169	7,886
Provision for employee benefits	6,910	5,196
Revaluation of derivative financial instruments	1,913	36
Others	13,756	10,773

Tax debits on temporary differences
Capitalized interest	(18,085)	(17,054)
Depreciation, amortization and asset impairment	(129,435)	(70,985)
Added value of assets (i)	(134,916)	(131,663)
Others	(17,984)	(585)
	129,348	104,352

Deferred income tax assets	307,293	236,887
Deferred income tax liabilities	(177,945)	(132,535)
	129,348	104,352

(i) This tax debit balance mainly relates to the value added on the acquisition of mining rights from Nexa Peru and its subsidiaries. While the underlying assets are amortizable for accounting purposes, the related amortization is not deductible for tax purposes.